Schedule 1 - Condensed Financial Statements of the Company (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	2,055,417	1,907,730